Schedule of Portfolio Investments
AAMA Equity Fund
September 30, 2024 (Unaudited)

COMMON STOCKS - 71.6%	Shares	Fair Value
AEROSPACE & DEFENSE - 1.4%
RTX Corporation	46,696	$ 5,657,687

BANKING - 1.9%
JPMorgan Chase & Company	37,400	7,886,164

BEVERAGES - 1.1%
PepsiCo, Inc.	26,400	4,489,320

BIOTECH & PHARMA - 3.1%
Amgen, Inc.	15,000	4,833,150
Johnson & Johnson	48,000	7,778,880
		12,612,030

CONTAINERS & PACKAGING - 0.6%
Ball Corporation	37,000	2,512,670

DIVERSIFIED INDUSTRIALS - 2.1%
Emerson Electric Company	78,400	8,574,608

E-COMMERCE DISCRETIONARY - 2.5%
Amazon.com, Inc. (a)	54,000	10,061,820

ELECTRIC UTILITIES - 3.2%
American Electric Power Company, Inc.	23,000	2,359,800
Constellation Energy Corporation	10,000	2,600,200
Duke Energy Corporation	19,000	2,190,700
Exelon Corporation	30,000	1,216,500
Public Service Enterprise Group, Inc.	25,000	2,230,250
Southern Company (The)	25,000	2,254,500
		12,851,950

ENGINEERING & CONSTRUCTION - 1.2%
Quanta Services, Inc.	16,100	4,800,215

HEALTH CARE FACILITIES & SERVICES - 2.8%
UnitedHealth Group, Inc.	19,400	11,342,792

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 71.6% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company (The)	29,400	$ 5,092,080

INDUSTRIAL SUPPORT SERVICES - 3.1%
Fastenal Company	30,000	2,142,600
Grainger (W.W.), Inc.	10,100	10,491,981
		12,634,581
INTERNET MEDIA & SERVICES - 2.8%
Alphabet, Inc. - Class A	68,000	11,277,800

LEISURE FACILITIES & SERVICES - 1.7%
Starbucks Corporation	70,000	6,824,300

METALS & MINING - 3.1%
Freeport-McMoRan, Inc.	250,000	12,480,000

OIL & GAS PRODUCERS - 4.4%
Chevron Corporation	46,500	6,848,055
Exxon Mobil Corporation	92,000	10,784,240
		17,632,295

RETAIL - CONSUMER STAPLES - 3.6%
Kroger Company (The)	102,500	5,873,250
Walmart, Inc.	109,800	8,866,350
		14,739,600
RETAIL - DISCRETIONARY - 1.7%
Home Depot, Inc. (The)	17,000	6,888,400

SEMICONDUCTORS - 6.6%
Applied Materials, Inc.	56,000	11,314,800
QUALCOMM, Inc.	50,900	8,655,545
Texas Instruments, Inc.	31,700	6,548,269
		26,518,614
SOFTWARE - 5.1%
Adobe, Inc. (a)	13,200	6,834,696
Microsoft Corporation	32,500	13,984,750
		20,819,446
TECHNOLOGY HARDWARE - 6.0%
Apple, Inc.	47,200	10,997,600
Cisco Systems, Inc.	131,600	7,003,752

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

COMMON STOCKS - 71.6% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 6.0% (Continued)
Corning, Inc.	134,800	$ 6,086,220
24,087,572
TECHNOLOGY SERVICES - 3.9%
Mastercard, Inc. - Class A	11,100	5,481,180
Visa, Inc. - Class A	37,400	10,283,130
15,764,310
TELECOMMUNICATIONS - 5.6%
AT&T, Inc.	330,000	7,260,000
T-Mobile US, Inc.	73,815	15,232,464
22,492,464
TRANSPORTATION & LOGISTICS - 2.8%
Norfolk Southern Corporation	14,200	3,528,700
Union Pacific Corporation	19,800	4,880,304
United Parcel Service, Inc. - Class B	20,000	2,726,800
11,135,804

TOTAL COMMON STOCKS (Cost $129,630,212)	$ 289,176,522

EXCHANGE-TRADED FUNDS - 21.0%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$ 39,915,944
Vanguard S&P 500 ETF	85,600	45,168,552
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,837,002)	85,084,496

U.S. TREASURY OBLIGATIONS - 2.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 2.5% (b)
U.S. Treasury Bills (Cost $9,977,298)	5.222%	10/17/24	$ 10,000,000	$ 9,979,100

Schedule of Portfolio Investments (Continued)
AAMA Equity Fund

MONEY MARKET FUNDS - 5.0%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.85% (c) (Cost $20,120,279)	20,120,279	$ 20,120,279

TOTAL INVESTMENTS (Cost $195,564,791) - 100.1%		$ 404,360,397

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(309,538)

NET ASSETS - 100.0%		$ 404,050,859

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

Schedule of Portfolio Investments
AAMA Income Fund
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,348,196)	2.000%	12/01/26	$ 1,320,000	$ 1,271,750

U.S. GOVERNMENT AGENCIES - 28.7%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 3.5%
Federal Farm Credit Bank	1.750%	02/25/25	$ 5,000,000	$ 4,942,747

FEDERAL HOME LOAN BANK - 10.1%
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	4,981,004
Federal Home Loan Bank	1.750%	09/12/25	5,000,000	4,892,486
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,582,090
				14,455,580

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.1%
Federal National Mortgage Association	0.625%	04/22/25	5,000,000	4,898,918
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,175,282
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,477,950
				21,552,150

TOTAL U.S. GOVERNMENT AGENCIES (Cost $42,444,584)				$ 40,950,477

U.S. TREASURY OBLIGATIONS - 54.8%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 41.9% (a)
U.S. Treasury Bills	5.364%	10/22/24	$ 20,000,000	$ 19,945,040
U.S. Treasury Bills	5.272%	11/05/24	20,000,000	19,909,664
U.S. Treasury Bills	5.096%	12/10/24	20,000,000	19,825,316
				59,680,020

U.S. TREASURY NOTES - 12.9%
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,245,703
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,217,969
				18,463,672

TOTAL U.S. TREASURY OBLIGATIONS (Cost $79,463,450)				$ 78,143,692

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 15.3%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.85% (b) (Cost $21,878,779)	21,878,779	$ 21,878,779

TOTAL INVESTMENTS (Cost $145,135,009) - 99.7%		$ 142,244,698

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		371,186

NET ASSETS - 100.0%		$ 142,615,884

(a)	Rate shown is the annualized yield at time of purchase.
(b)	The rate shown is the 7-day effective yield as of September 30, 2024.